Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Successor
Current assets:
Cash and cash equivalents	$ 20,690
Restricted cash	10,822
Accounts receivable, oil and gas	21,791
Accounts receivable, joint interest owners	11,094
Derivative assets - current	52,856
Prepaid expenses and other current assets	2,279
Total current assets	119,532
Oil and natural gas properties, successful efforts	698,766
Less accumulated depletion, depreciation, and amortization	(4,406)
Total oil and natural gas properties, net	694,360
Other property and equipment, net	5,020
Derivative assets - noncurrent	4,340
Right-of-use assets	102
Deferred tax assets - noncurrent	4,053
Other noncurrent assets	2,089
Total assets	829,496
Current liabilities:
Accounts payable	24,457
Production taxes payable	3,801
Revenue and royalties payable	24,364
Derivative liabilities - current	35,090
Current portion of long-term debt	45,791
Lease liabilities, current	106
Other current liabilities	18,545
Total current liabilities	152,154
Long-term debt, net	259,388
Asset retirement obligations	79,061
Lease liabilities
Derivative liabilities - noncurrent	22,459
Earnout liability	14,800
Total liabilities	527,862
Commitments and Contingencies (Note 14)
Stockholders’ equity / members’ deficit
Members’ deficit
Additional paid-in capital	188,930
Accumulated deficit	(39,629)
Total stockholders’ equity attributable to Presidio Production Company / members’ deficit	149,304
Non-controlling interest	16,760
Total stockholders’ equity / members’ deficit	166,064
Total liabilities, redeemable preferred stock and stockholders’ equity / members’ deficit	829,496
Successor | Related Party
Current liabilities:
Related party payable
Predecessor
Current assets:
Cash and cash equivalents		$ 4,119
Restricted cash		11,222
Accounts receivable, oil and gas		16,666
Accounts receivable, joint interest owners		11,815
Derivative assets - current
Prepaid expenses and other current assets		1,927
Total current assets		45,749
Oil and natural gas properties, successful efforts		529,096
Less accumulated depletion, depreciation, and amortization		(204,639)
Total oil and natural gas properties, net		324,457
Other property and equipment, net		5,457
Derivative assets - noncurrent
Right-of-use assets		135
Deferred tax assets - noncurrent
Other noncurrent assets		2,119
Total assets		377,917
Current liabilities:
Accounts payable		17,706
Production taxes payable		3,188
Revenue and royalties payable		20,223
Derivative liabilities - current		7,465
Current portion of long-term debt		45,363
Lease liabilities, current		144
Other current liabilities		23,032
Total current liabilities		118,504
Long-term debt, net		225,143
Asset retirement obligations		59,519
Lease liabilities
Derivative liabilities - noncurrent		6,734
Earnout liability
Total liabilities		409,900
Commitments and Contingencies (Note 14)
Stockholders’ equity / members’ deficit
Members’ deficit		(31,983)
Additional paid-in capital
Accumulated deficit
Total stockholders’ equity attributable to Presidio Production Company / members’ deficit		(31,983)
Non-controlling interest
Total stockholders’ equity / members’ deficit		(31,983)
Total liabilities, redeemable preferred stock and stockholders’ equity / members’ deficit		377,917
Predecessor | Related Party
Current liabilities:
Related party payable		1,383
Series A Redeemable Preferred Stock | Successor
Current liabilities:
Preferred stock, value	110,869
Series A Redeemable Preferred Stock | Predecessor
Current liabilities:
Preferred stock, value
Series B Convertible Redeemable Preferred Stock | Successor
Current liabilities:
Preferred stock, value	24,701
Series B Convertible Redeemable Preferred Stock | Predecessor
Current liabilities:
Preferred stock, value
Class A Common Stock | Successor
Stockholders’ equity / members’ deficit
Common stock, value	3
Class A Common Stock | Predecessor
Stockholders’ equity / members’ deficit
Common stock, value
Class B Common Stock | Successor
Stockholders’ equity / members’ deficit
Common stock, value
Class B Common Stock | Predecessor
Stockholders’ equity / members’ deficit
Common stock, value